Summary of Significabt Accounting Policies - Schedule of Fair Value Warrant Grants (Details) (Warrant [Member])	12 Months Ended
Dec. 31, 2012
Expected dividends	0.00%
Forfeiture rate	0.00%
Minimum [Member]
Expected life in years	5 years
Stock price volatility	77.30%
Risk free interest rate	0.62%
Maximum [Member]
Expected life in years	10 years
Stock price volatility	78.30%
Risk free interest rate	1.73%